CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 743	$ 18,766
Prepaid expenses and other current assets	5,950	10,091
Total current assets	6,693	28,857
Mineral rights and properties	0	1,000,000
Development costs	194,274	193,505
Total assets	200,967	1,222,362
Current liabilities:
Accounts payable	195,418	207,406
Accounts payable - related party	19,750	12,500
Accrued liabilities	206,468	206,468
Convertible note payable, net - related party	185,000	163,185
Convertible note payable, net	620,978	620,978
Accrued interest - related parties	24,868	13,268
Accrued interest	127,684	75,365
Advances payable - related party	21,190	20,252
Advances payable	18,223	18,223
Notes payable	78,000	0
Notes payable - related party	53,000	0
Derivative liability	148,165	150,953
Total current liabilities	1,698,744	1,488,598
Total liabilities	1,698,744	1,488,598
Commitments and contingencies
Shareholders' deficit:
Preferred shares, 25,000,000 shares Series A preferred stock - $10.00 stated value; 2,500,000 authorized; 0 shares issued and outstanding	0	0
Common shares, $0.001 par value; 1,000,000,000 shares authorized; 12,772,786 and 11,340,403 shares issued and outstanding, respectively	12,773	11,341
Additional paid-in capital	18,019,192	17,692,236
Accumulated deficit	(19,529,742)	(17,969,813)
Shareholders' deficit	(1,497,777)	(266,236)
Total liabilities and shareholders' deficit	$ 200,967	$ 1,222,362